Segment information (Schedule of Segment Information by Segment Areas (Geographical Segments) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Disclosure of Segment information [Line Items]
Revenue	$ 756,625,000	$ 1,049,579,000	$ 688,543,000
Sale of crude oil	726,947,000	1,004,775,000	647,559,000
Sale of purchased crude oil	5,464,000	9,454,000
Sale of gas	25,024,000	35,350,000	40,984,000
Commodity risk management contracts designated as cash flow hedges	(810,000)
Realized gain (loss) on commodity risk management contracts		(83,244,000)	(109,654,000)
Production and operating costs	(232,325,000)	(359,779,000)	(212,790,000)
Royalties in cash	(12,845,000)	(63,298,000)	(40,000,000)
Economic rights in cash	(72,032,000)	(188,989,000)	(73,023,000)
Share-based payment	(750,000)	(955,000)	(339,000)
Other operating costs	(146,698,000)	(106,537,000)	(99,428,000)
Adjusted EBITDA	451,862,000	540,779,000	300,800,000
Depreciation	(120,934,000)	(96,692,000)	(88,969,000)
Impairment loss for non-financial assets, net	(13,332,000)	0	(4,334,000)
Write-off of unsuccessful exploration efforts	(29,563,000)	(25,789,000)	(12,262,000)
Total assets	$ 1,016,549,000	$ 973,975,000	$ 895,741,000
Employees (average) | employee	469	469	476
Employees at year end | employee	470	482	463
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 702,401,000	$ 978,423,000	$ 618,268,000
Sale of crude oil	702,308,000	977,184,000	616,133,000
Sale of gas	903,000	1,239,000	2,135,000
Commodity risk management contracts designated as cash flow hedges	(810,000)
Realized gain (loss) on commodity risk management contracts		(83,244,000)	(109,654,000)
Production and operating costs	(204,245,000)	(327,626,000)	(178,384,000)
Royalties in cash	(11,201,000)	(60,314,000)	(33,385,000)
Economic rights in cash	(72,032,000)	(188,989,000)	(72,956,000)
Share-based payment	(671,000)	(843,000)	(334,000)
Other operating costs	(120,341,000)	(77,480,000)	(71,709,000)
Adjusted EBITDA	446,835,000	525,593,000	294,847,000
Depreciation	(101,666,000)	(78,775,000)	(61,279,000)
Impairment loss for non-financial assets, net	0		0
Write-off of unsuccessful exploration efforts	(29,563,000)	(21,318,000)	(7,827,000)
Total assets	$ 895,900,000	$ 797,390,000	$ 689,401,000
Employees (average) | employee	400	362	308
Employees at year end | employee	412	388	321
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 15,644,000	$ 29,196,000	$ 21,471,000
Sale of crude oil	5,052,000	14,460,000	6,297,000
Sale of gas	10,592,000	14,736,000	15,174,000
Realized gain (loss) on commodity risk management contracts		0	0
Production and operating costs	(8,226,000)	(14,126,000)	(11,050,000)
Royalties in cash	(548,000)	(1,165,000)	(770,000)
Economic rights in cash		0
Share-based payment	(72,000)	(103,000)	(31,000)
Other operating costs	(7,606,000)	(12,858,000)	(10,249,000)
Adjusted EBITDA	4,952,000	11,753,000	7,639,000
Depreciation	(9,815,000)	(14,076,000)	(14,275,000)
Impairment loss for non-financial assets, net	(13,332,000)	0	(17,641,000)
Write-off of unsuccessful exploration efforts	0	0	(4,435,000)
Total assets	$ 36,192,000	$ 63,379,000	$ 71,515,000
Employees (average) | employee	33	53	55
Employees at year end | employee	27	49	52
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 14,019,000	$ 19,873,000	$ 20,109,000
Sale of crude oil	490,000	796,000	661,000
Sale of gas	13,529,000	19,077,000	19,448,000
Realized gain (loss) on commodity risk management contracts		0	0
Production and operating costs	(4,946,000)	(5,299,000)	(4,596,000)
Royalties in cash	(1,096,000)	(1,546,000)	(1,575,000)
Economic rights in cash		0	(67,000)
Share-based payment	0	0	0
Other operating costs	(3,850,000)	(3,753,000)	(2,954,000)
Adjusted EBITDA	6,374,000	11,654,000	12,569,000
Depreciation	(2,332,000)	(2,796,000)	(4,082,000)
Impairment loss for non-financial assets, net	0		0
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 27,891,000	$ 34,329,000	$ 38,846,000
Employees (average) | employee	4	5	4
Employees at year end | employee	4	4	4
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 1,962,000	$ 28,695,000
Sale of crude oil	0	1,664,000	24,468,000
Sale of gas	0	298,000	4,227,000
Realized gain (loss) on commodity risk management contracts		0	0
Production and operating costs	0	(1,579,000)	(18,760,000)
Royalties in cash	0	(273,000)	(4,270,000)
Economic rights in cash		0
Share-based payment	0	1,000	26,000
Other operating costs	0	(1,307,000)	(14,516,000)
Adjusted EBITDA	(2,620,000)	(3,643,000)	2,124,000
Depreciation	(22,000)	(254,000)	(9,130,000)
Impairment loss for non-financial assets, net	0	0	13,307,000
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 357,000	$ 1,296,000	$ 38,111,000
Employees (average) | employee	18	33	92
Employees at year end | employee	15	24	74
Ecuador [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 19,097,000	$ 10,671,000	$ 0
Sale of crude oil	19,097,000	10,671,000	0
Sale of gas	0	0	0
Realized gain (loss) on commodity risk management contracts		0	0
Production and operating costs	(10,242,000)	(3,220,000)	0
Royalties in cash	0	0	0
Economic rights in cash		0
Share-based payment	(7,000)	(10,000)	0
Other operating costs	(10,235,000)	(3,210,000)	0
Adjusted EBITDA	5,159,000	4,197,000	(2,071,000)
Depreciation	(7,096,000)	(788,000)	(200,000)
Impairment loss for non-financial assets, net	0		0
Write-off of unsuccessful exploration efforts	0	(4,471,000)	0
Total assets	$ 40,336,000	$ 35,690,000	$ 7,782,000
Employees (average) | employee	6	7	8
Employees at year end | employee	5	8	3
Corporate [Member] | Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 5,464,000	$ 9,454,000	$ 0
Sale of crude oil	0	0	0
Sale of purchased crude oil	5,464,000	9,454,000
Sale of gas	0	0	0
Realized gain (loss) on commodity risk management contracts		0	0
Production and operating costs	(4,666,000)	(7,929,000)	0
Royalties in cash	0	0	0
Economic rights in cash		0
Share-based payment	0	0	0
Other operating costs	(4,666,000)	(7,929,000)	0
Adjusted EBITDA	(8,838,000)	(8,775,000)	(14,308,000)
Depreciation	(3,000)	(3,000)	(3,000)
Impairment loss for non-financial assets, net	0		0
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 15,873,000	$ 41,891,000	$ 50,086,000
Employees (average) | employee	8	9	9
Employees at year end | employee	7	9	9